UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	March 31, 2014

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.2%		
CONSUMER DISCRETIONARY 22.8%		
Auto Components 1.5%		
Delphi Automotive	39,100	2,654
Gentex	23,600	744
TRW (1)	18,600	1,518
		4,916
Diversified Consumer Services 0.2%		
Sotheby's	11,900	518
		518
Hotels, Restaurants & Leisure 5.9%		
Bloomin Brands (1)	66,500	1,603
Brinker	21,000	1,101
Chipotle Mexican Grill (1)	3,900	2,215
Choice Hotels International	22,400	1,030
Extended Stay America, Equity Units	10,700	244
Marriott, Class A	33,369	1,869
MGM Resorts International (1)	69,600	1,800
Norwegian Cruise Line Holdings (1)	5,600	181
Panera Bread, Class A (1)	8,000	1,412
Papa John's International	23,700	1,235
Royal Caribbean Cruises	17,100	933
Starwood Hotels & Resorts Worldwide	23,000	1,831
Tim Hortons (2)	26,700	1,477
Wynn Resorts	11,800	2,621
		19,552
Household Durables 0.4%		
Taylor Morrison Home, Class A (1)	20,400	479
Toll Brothers (1)	27,300	980
		1,459

Internet & Catalog Retail 1.7%		
Coupons.com (1)(2)	3,800	94
Coupons.com, Lock-Up Shares Acquisition Date: 3/7/14, Acquisition Cost $432 (1)(3)	31,570	739
Groupon (1)(2)	92,000	721
Liberty Interactive (1)	34,400	993
Netflix (1)	5,600	1,971
TripAdvisor (1)	11,400	1,033
zulily (1)(2)	4,300	216
		5,767
Leisure Products 0.6%		
Mattel	49,500	1,985
		1,985
Media 1.8%		
Charter Communications, Class A (1)	10,600	1,306
Discovery Communications, Class C (1)	38,600	2,975
Interpublic Group	52,300	896
Omnicom	13,700	995
		6,172
Multiline Retail 1.3%		
Dollar General (1)	31,400	1,742
Dollar Tree (1)	47,000	2,453
		4,195
Specialty Retail 7.0%		
AutoZone (1)	5,400	2,900
CarMax (1)	60,800	2,845
Dick's Sporting Goods	17,300	945
DSW, Class A	17,600	631
L Brands	36,500	2,072
Lumber Liquidators (1)	5,100	478
O'Reilly Automotive (1)	16,000	2,374
PetSmart	14,200	978

Restoration Hardware Holdings (1)(2)	14,900	1,097
Ross Stores	41,100	2,941
Tiffany	21,000	1,809
TSC	28,200	1,992
Ulta Salon Cosmetics & Fragrance (1)	4,500	439
Urban Outfitters (1)	11,200	409
Williams-Sonoma	20,000	1,333
		23,243
Textiles, Apparel & Luxury Goods 2.4%		
Coach	34,500	1,713
Fossil (1)	9,500	1,108
Hanesbrands	32,500	2,486
Kate Spade (1)	30,500	1,131
lululemon athletica (1)(2)	18,100	952
Wolverine World Wide (2)	23,900	682
		8,072
Total Consumer Discretionary		75,879
CONSUMER STAPLES 6.0%		
Beverages 0.7%		
Brown-Forman, Class B	20,587	1,847
Dr Pepper Snapple	12,100	659
		2,506
Food & Staples Retailing 1.7%		
Fresh Market (1)	17,500	588
Rite Aid (1)	250,100	1,568
Sprouts Farmers Market (1)(2)	31,000	1,117
Whole Foods Market	44,700	2,267
		5,540
Food Products 2.2%		
Flowers Foods	71,200	1,527
Hershey Foods	12,300	1,284

J.M. Smucker	8,300	807
Keurig Green Mountain (2)	8,000	845
McCormick	24,900	1,786
Mead Johnson Nutrition, Class A	14,300	1,189
		7,438
Household Products 0.8%		
Church & Dwight	25,900	1,789
Clorox (2)	10,400	915
		2,704
Tobacco 0.6%		
Lorillard	34,100	1,844
		1,844
Total Consumer Staples		20,032
ENERGY 5.9%		
Energy Equipment & Services 1.3%		
Cameron International (1)	9,200	568
Core Laboratories	5,800	1,151
FMC Technologies (1)	9,700	507
Frank S International	31,500	781
Oceaneering International	16,700	1,200
		4,207
Oil, Gas & Consumable Fuels 4.6%		
Antero Resources (1)	8,400	526
Cabot Oil & Gas	49,900	1,691
Cimarex Energy	7,300	869
Concho Resources (1)	12,800	1,568
Continental Resources (1)(2)	5,800	721
Diamondback Energy (1)	16,000	1,077
Energy XXI Bermuda (2)	20,500	483
EQT	15,200	1,474
Pioneer Natural Resources	13,800	2,582

Range Resources	25,800	2,141
SM Energy	11,500	820
Tesoro Petroleum	30,000	1,518
		15,470
Total Energy		19,677
FINANCIALS 8.1%		
Banks 0.4%		
BankUnited	19,300	671
SVB Financial Group (1)	5,100	657
		1,328
Capital Markets 2.4%		
Artisan Partners Asset Management	15,900	1,022
E*TRADE Financial (1)	76,600	1,763
Invesco	17,600	651
Lazard, Class A, Partnership	30,200	1,422
LPL Financial Holdings	15,100	793
Northern Trust	9,500	623
TD Ameritrade Holding	49,500	1,681
		7,955
Diversified Financial Services 2.2%		
CBOE Holdings	30,500	1,726
IntercontinentalExchange	7,500	1,484
McGraw Hill Financial	25,100	1,915
Moody's	18,800	1,491
MSCI, Class A (1)	15,300	658
		7,274
Insurance 1.3%		
Brown & Brown	35,100	1,080
Fidelity National Financial	36,000	1,132
HCC Insurance Holdings	11,200	509
Progressive	41,300	1,000

Willis Group Holdings	11,500	508
		4,229
Real Estate Investment Trusts 1.2%		
Crown Castle International, REIT	45,500	3,357
Federal Realty Investment Trust, REIT	6,300	723
		4,080
Real Estate Management & Development 0.6%		
Forest City Enterprises, Class A (1)	39,500	755
Jones Lang LaSalle	11,100	1,315
		2,070
Total Financials		26,936
HEALTH CARE 15.5%		
Biotechnology 5.2%		
ACADIA Pharmaceuticals (1)	24,300	591
Alexion Pharmaceuticals (1)	17,000	2,586
Alkermes (1)	27,000	1,191
Alnylam Pharmaceuticals (1)	16,000	1,074
BioMarin Pharmaceutical (1)	20,500	1,398
Incyte (1)	46,700	2,499
Intercept Pharmaceuticals (1)	2,800	923
InterMune (1)	20,300	680
Myriad Genetics (1)(2)	14,400	492
NPS Pharmaceuticals (1)	18,900	566
Pharmacyclics (1)	12,200	1,223
Puma Biotechnology (1)(2)	7,800	812
Regeneron Pharmaceuticals (1)	2,100	631
Seattle Genetics (1)(2)	14,700	670
United Therapeutics (1)	5,800	545
Vertex Pharmaceuticals (1)	22,000	1,556
		17,437

Health Care Equipment & Supplies 1.8%		
DENTSPLY International	18,400	847
IDEXX Laboratories (1)	10,800	1,311
Intuitive Surgical (1)	2,800	1,226
Sirona Dental Systems (1)(2)	17,000	1,270
Teleflex (2)	7,900	847
Thoratec (1)	11,200	401
		5,902
Health Care Providers & Services 3.7%		
AmerisourceBergen	34,700	2,276
Catamaran (1)	19,384	868
Cigna	9,300	779
DaVita HealthCare Partners (1)	21,098	1,453
Envision Healthcare Holdings (1)	24,800	839
Henry Schein (1)	10,200	1,218
Humana	12,300	1,386
MEDNAX (1)	20,200	1,252
Team Health Holdings (1)	13,400	600
Universal Health Services	12,800	1,050
WellCare Health Plans (1)	8,400	533
		12,254
Health Care Technology 1.2%		
athenahealth (1)(2)	4,900	785
Cerner (1)	20,400	1,148
HMS Holdings (1)	20,100	383
Medidata Solutions (1)	12,300	668
Veeva Systems, Class A (1)(2)	39,500	1,055
		4,039
Life Sciences Tools & Services 1.7%		
Agilent Technologies	31,400	1,756
Bruker (1)	26,600	606
Covance (1)	6,000	623

Mettler-Toledo International (1)	6,300	1,485
Quintiles Transnational Holdings (1)	14,200	721
Waters (1)	4,100	445
		5,636
Pharmaceuticals 1.9%		
Actavis (1)	12,200	2,511
Aegerion Pharmaceuticals (1)	9,000	415
Hospira (1)	11,700	506
Jazz Pharmaceuticals (1)	6,800	943
Questcor Pharmaceuticals (2)	8,800	572
Zoetis	51,600	1,493
		6,440
Total Health Care		51,708
INDUSTRIALS & BUSINESS SERVICES 17.1%		
Aerospace & Defense 0.9%		
DigitalGlobe (1)	27,000	783
Textron	17,900	703
Transdigm Group	8,400	1,556
		3,042
Air Freight & Logistics 0.4%		
C.H. Robinson Worldwide	8,400	440
Expeditors International of Washington	23,500	931
		1,371
Airlines 2.3%		
Alaska Air Group	15,200	1,418
Copa Holdings	16,400	2,381
Southwest Airlines	90,000	2,125
Spirit Airlines (1)	17,500	1,040
United Continental (1)	17,300	772
		7,736

Building Products 0.4%		
Fortune Brands Home & Security	34,000	1,431
		1,431
Commercial Services & Supplies 1.1%		
Copart (1)	14,800	539
IHS (1)	13,500	1,640
Ritchie Bros. Auctioneers (2)	17,500	422
Stericycle (1)	3,700	420
Waste Connections	15,150	665
		3,686
Construction & Engineering 0.5%		
Jacobs Engineering Group (1)	16,800	1,067
Quanta Services (1)	19,600	723
		1,790
Electrical Equipment 2.7%		
AMETEK	22,537	1,160
Babcock & Wilcox	33,550	1,114
Hubbell, Class B	12,700	1,522
Roper Industries	16,500	2,203
Sensata Technologies Holding (1)	67,300	2,870
		8,869
Machinery 4.5%		
Clarcor	8,000	459
Donaldson	35,900	1,522
Flowserve	21,900	1,716
Graco	16,500	1,233
IDEX	7,675	559
Nordson	8,500	599
PACCAR	6,700	452
Pall	16,600	1,485
Rexnord (1)	38,900	1,127
Snap-On	9,900	1,124

Terex	15,600	691
Valmont Industries (2)	7,500	1,116
WABCO Holdings (1)	11,200	1,182
Wabtec	19,400	1,504
		14,769
Professional Services 1.6%		
Corporate Executive Board	8,900	661
ManpowerGroup	16,300	1,285
Nielsen Holdings NV	22,000	982
Robert Half International	17,600	738
Verisk Analytics, Class A (1)	26,700	1,601
		5,267
Road & Rail 1.7%		
Genesee & Wyoming, Class A (1)	6,900	672
Hertz Global Holdings (1)	22,800	607
J.B. Hunt Transport Services	17,100	1,230
Kansas City Southern	25,400	2,592
Landstar System	10,700	634
		5,735
Trading Companies & Distributors 1.0%		
Fastenal (2)	23,300	1,149
W. W. Grainger	7,900	1,996
		3,145
Total Industrials & Business Services		56,841
INFORMATION TECHNOLOGY 16.5%		
Communications Equipment 0.8%		
F5 Networks (1)	10,600	1,130
JDS Uniphase (1)	45,600	639
Motorola Solutions	15,000	964
		2,733

Electronic Equipment, Instruments & Components 2.0%		
Amphenol, Class A	21,300	1,952
FEI	11,200	1,154
IPG Photonics (1)(2)	14,100	1,002
National Instruments	18,225	523
Trimble Navigation (1)	50,900	1,979
		6,610
Internet Software & Services 2.5%		
Akamai Technologies (1)	24,600	1,432
Cornerstone OnDemand (1)	11,400	546
CoStar Group (1)	6,900	1,288
Dropbox, Class B Acquisition Date: 5/1/12, Acquisition Cost $46 (1)(3)(4)	5,090	97
Equinix (1)	5,200	961
LinkedIn (1)	11,900	2,201
Pandora Media (1)	23,800	722
Rackspace Hosting (1)	18,200	597
Sina (1)	9,800	592
		8,436
IT Services 2.4%		
Alliance Data Systems (1)	7,200	1,961
CoreLogic (1)	43,700	1,313
Gartner (1)	29,200	2,028
Genpact (1)	24,500	427
Paychex	13,600	579
Vantiv, Class A (1)	54,700	1,653
		7,961
Semiconductor & Semiconductor Equipment 3.2%		
Altera	61,000	2,211
Analog Devices	16,500	877
ARM Holdings, ADR	32,500	1,657
KLA-Tencor	7,500	519
Linear Technology	30,200	1,470

Microchip Technology (2)	19,600	936
Skyworks Solutions (1)	34,900	1,309
Xilinx	30,300	1,644
		10,623
Software 5.1%		
Ansys (1)	14,400	1,109
Autodesk (1)	12,900	635
Check Point Software Technologies (1)(2)	9,600	649
Citrix Systems (1)	19,000	1,091
Commvault Systems (1)	14,000	909
Concur Technologies (1)	19,500	1,932
FactSet Research Systems (2)	6,450	696
Guidewire Software (1)	14,500	711
Informatica (1)	13,700	518
Intuit	24,100	1,873
NetSuite (1)	9,500	901
Red Hat (1)	36,700	1,944
ServiceNow (1)	30,100	1,804
Solera Holdings	6,900	437
Tableau Software (1)	2,500	190
Workday (1)	17,973	1,643
		17,042
Technology Hardware, Storage & Peripherals 0.5%		
3-D Systems (1)(2)	9,100	538
SanDisk	11,900	966
		1,504
Total Information Technology		54,909
MATERIALS 5.5%		
Chemicals 3.7%		
Air Products & Chemicals	5,200	619
Airgas	11,200	1,193

UTILITIES 0.8%		
Independent Power & Renewable Electricity Producers 0.2%		
Calpine (1)	38,600	807
		807
Multi-Utilities 0.2%		
NiSource	18,900	671
		671
Water Utilities 0.4%		
Xylem	35,500	1,293
		1,293
Total Utilities		2,771
Total Common Stocks (Cost $216,053)		330,087
CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Series A Acquisition Date: 5/1/12, Acquisition Cost $57 (1)(3)(4)	6,321	121
Dropbox, Series A-1 Acquisition Date: 5/1/12, Acquisition Cost $281 (1)(3)(4)	31,052	593
Total Information Technology		714
Total Convertible Preferred Stocks (Cost $338)		714
SHORT-TERM INVESTMENTS 0.6%		
Money Market Funds 0.6%		
T. Rowe Price Reserve Investment Fund, 0.06% (5)(6)	2,055,934	2,056
Total Short-Term Investments (Cost $2,056)		2,056

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 2003. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled $395,000 for the period ended March 31, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2014, the value of loaned securities was $13,956,000; the value of cash collateral and related investments was $14,183,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $232,630,000. Net unrealized gain aggregated $114,410,000 at period-end, of which $117,533,000 related to appreciated investments and $3,123,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014